Average Annual Total Returns - Institutional II - Harding Loevner Frontier Emerging Markets Portfolio	Institutional Class II 1-Year	Institutional Class II Since Inception 03/01/2017	Institutional Class II Return After Taxes on Distributions 1-Year		Institutional Class II Return After Taxes on Distributions Since Inception 03/01/2017		Institutional Class II Return After Taxes on Distributions and Sale of Fund Shares 1-Year		Institutional Class II Return After Taxes on Distributions and Sale of Fund Shares Since Inception 03/01/2017		MSCI FRONTIER EMERGING MARKETS (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 1-Year	MSCI FRONTIER EMERGING MARKETS (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception 03/01/2017
Total	0.34%	3.62%	0.07%	[1]	3.38%	[1]	0.63%	[1]	3.01%	[1]	(2.66%)	3.48%

[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.